Reinsurance Arrangements and Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees [Abstract]
Schedule Of Remaining Outstanding Balance Of Loans Sold [Table Text Block]

	Remaining Outstanding Balance by Year of Sale
(Dollars in billions)	2005	2006	2007	2008	2009	2010	2011	Total
GSE[1]	$4.5	$5.4	$10.4	$11.1	$24.9	$14.2	$13.8	$84.3
Ginnie Mae[1]	0.7	0.5	0.6	2.7	5.7	4.1	3.1	17.4
Non-agency	4.0	5.8	4.6	—	—	—	—	14.4
Total	$9.2	$11.7	$15.6	$13.8	$30.6	$18.3	$16.9	$116.1

[1] Balances based on loans serviced by the Company.

Mortgage Loan Repurchase Losses

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Balance at beginning of period	$265	$200	$92
Repurchase provision	502	456	444
Charge-offs	(447)	(391)	(336)
Balance at end of period	$320	$265	$200